May 2, 2014
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Mr. Mark Cowan Document Control – EDGAR

RE:	RiverSource Variable Annuity Account (“Registrant”) RiverSource® Galaxy Premier Variable Annuity RiverSource® Pinnacle Variable Annuity File Nos.: 333-139761/811-07195
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced variable annuities do not differ from that contained in Registrant’s Post-Effective Amendment No. 8 (Amendment). This Amendment was filed electronically on April 25, 2014.
If you have any questions or concerns regarding this filing, please contact me at (612) 671-8056 or Boba Selimovic at (612) 671-7449.
Sincerely,

/s/ Timothy D. Crawford
Timothy D. Crawford
Assistant General Counsel and
Assistant Secretary